Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 14. Stock-Based Compensation
Effective February 4, 2015, the Company adopted an equity-based compensation plan, the 2015 Equity Incentive Plan, as amended (the “2015 Plan”), authorizing the grant of equity-based awards (including stock options, restricted stock and restricted stock units) to its management, employees, non-employee directors and other non-employees.
Following the adoption of the 2015 Plan, no further grants were made under the Company’s original plan adopted in 2013 (the “2013 Plan”). On March 17, 2020, the Company amended and restated the 2015 Plan and the share pool reserved for grant and issuance under the 2015 Plan was amended to 81,786,139 shares of Class A Common Stock and 50,967,800 shares of Class B Common Stock. As of June 30, 2021, there were 14,257,460 shares of Class A Common Stock and equivalents that remained available for further grants under the 2015 Plan, no further grants may be made for equity awards with respect to shares of Class B Common Stock.

Profits Interest Units and Noncontrolling Partnership Interests in the WeWork Partnership
— In July and August 2019, the Company issued 47,346,098 WeWork Partnerships Profits Interest Units in the WeWork Partnership, at a weighted average per-unit
distribution threshold of $52.29 and a weighted-average
per-unit
preference amount of $13.93 and canceled certain existing stock option awards held by the WeWork Partnerships Profits Interests grantees. 42,473,167 of the WeWork Partnerships Profits Interest Units were issued to Adam Neumann, with the remainder issued to certain former members of management. The issuance of WeWork Partnerships Profits Interest Units represents a modification of the previously issued stock-options and any excess fair value of the replacement award over the fair value of the original award immediately before modification was recognized as incremental compensation cost in accordance with ASC 718. Each holder of WeWork Partnerships Profits Interest Units in the WeWork Partnership was also granted one share of the Company’s Class C Common Stock per WeWork Partnerships Profits Interests. The WeWork Partnerships Profits Interest Units granted were subject to certain time-based, market-based and/or performance-based vesting conditions.
On September 24, 2019, in connection with the Company’s operational restructuring, Mr. Neumann resigned as CEO. Upon resignation, he held 786,540 vested WeWork Partnerships Profits Interest Units. At the time of resignation, it was the expectation of the parties involved that a mutual agreement on the 41,686,627 unvested WeWork Partnerships Profits Interest Units, whose vesting were contingent on Mr. Neumann’s continued service as the Company’s CEO, would be renegotiated. Such agreement was not entered into until October 22, 2019, (which agreement became effective on October 30, 2019) in connection with the SoftBank Transactions. As the status of, and vesting conditions applicable to, the original pre-modified
grant were not reflected in a legally binding agreement prior to October 30, 2019, such unvested award was treated for accounting purposes as being forfeited on September 24, 2019 and the modified award described below was accounted for as a new grant in the fourth quarter of 2019.
In October 2019, upon receipt of the $1.5 billion under the 2019 Warrant, the Company modified 786,540 WeWork Partnerships Profits Interests held by Mr. Neumann which had vested prior to his resignation on September 24, 2019, to reduce the per-unit
distribution threshold from $64.36 to $19.19 and to reduce the per-unit
catch-up
base amount from $38.36 to $19.19. In October 2019, the Company also came to a final agreement with Mr. Neumann regarding modification to the remainder of his WeWork Partnerships Profits Interest Units award and determined that (i) 7,685,165 additional WeWork Partnerships Profits Interest Units would be modified to reduce the per-unit
distribution threshold from $64.36 to $19.19, to reduce the
per-unit
catch-up
base amount from $38.36 to $19.19, and to be immediately vested, (ii) 15,609,963 WeWork Partnerships Profits Interest Units would be modified to reduce the per-unit
distribution threshold from $49.28 to $21.05, to reduce the
per-unit
catch-up
base amount from $38.36 to $21.05, and to vest monthly over a two year period immediately following a change in control or initial public offering of the Company, contingent on compliance with the restrictive covenants and other obligations set forth in Mr. Neumann’s non-competition
and
non-solicitation
agreement and (iii) the remaining 18,391,499 WeWork Partnerships Profits Interest Units were forfeited.
In February 2021, in connection with the Settlement Agreement, as defined in Note 16, the remaining 15,609,963 unvested WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested. In addition, all of Mr. Neumann’s 24,081,668 WeWork Partnerships Profits Interests were amended to reduce the per-unit
catch-up
base amount to $0 and to reduce the
per-unit
distribution threshold to $10.00 (subject to downward adjustment based on closing date pricing if a de-SPAC
or initial public offering occurs). As a result of this modification, the Company recorded $102.0 million of restructuring and other related costs in its consolidated statement of operations for the three-months ended March 31, 2021.

As of June 30, 2021 and 2020, there were none and 1,045,002, respectively of unvested WeWork Partnerships Profits Interest Units outstanding relating to other former members of executive management which all contained time-based vesting conditions and would have vested over a 7 year period.
The economic terms of the WeWork Partnerships Profits Interest Units give the holder an economic interest in the future growth and appreciation of the Company’s business and are intended to replicate, in certain respects, the economics of incentive stock options, while providing more efficient tax treatment for both the Company and the holder.
Holders can also, at the election of the holder, (a) convert their vested WeWork Partnerships Profits Interest Units into WeWork Partnerships Class B Common Units , or (b) exchange (along with the corresponding shares of WeWork Class C Common Stock) their vested WeWork Partnerships Profits Interest Units for (at WeWork’s election) shares of WeWork Class B Common Stock (which would immediately and automatically be exchanged for WeWork Class A Common Stock) or cash of an equivalent value. When the WeWork Partnership makes distributions to its partners, the holders of vested WeWork Partnerships Profits Interest Units are generally entitled to share in those distributions with the other partners, including the wholly-owned subsidiaries of WeWork Inc. that hold partnership interests, once the aggregate amount of distributions since the WeWork Partnerships Profits Interest Units were issued equals the “aggregate distribution threshold” with respect to those WeWork Partnerships Profits Interest Units. The “aggregate distribution threshold” with respect to any WeWork Partnerships Profits Interest Units issued equals the liquidation value of the WeWork Partnership when such WeWork Partnerships Profits Interest Units was issued, and such amount was determined based on a valuation of the WeWork Partnership performed by a third-party valuation firm. Once a WeWork Partnerships Profits Interest Units holder is entitled to share in distributions (because prior distributions have been made in an amount equal to the aggregate distribution threshold), the holder is entitled to receive distributions in an amount equal to a “preference amount”, which is a set dollar amount per WeWork Partnerships Profits Interest Units equal to the difference between the WeWork Partnerships Profits Interests
“per-unit
distribution threshold” (which is the
per-profits-interest
equivalent of the aggregate distribution threshold, as determined by a third party valuation firm) and its
“catch-up
base amount” (which is similar to an option exercise price), and thereafter shares pro rata in distributions with other partners in the WeWork Partnership.
Holders can also (a) convert their vested WeWork Partnerships Profits Interest Units into WeWork Partnerships Class B Common Units, or (b) exchange (along with the corresponding shares of WeWork Class Common Stock) their vested WeWork Partnership Profits Interest Units for (at WeWork’s election) shares of the WeWork Class B Common Stock (which would immediately and automatically be exchanged for the WeWork Class A Common Stock) or cash of an equivalent value. Similar to their entitlement to distributions, as described above, holders of vested WeWork Partnerships Profits Interest Units can receive value through such an exchange only to the extent the value of the WeWork Partnership has increased above the aggregate distribution threshold. This is measured by comparing the value of a share of the WeWork Class A Common Stock on the day of exchange to the per-unit
distribution threshold for the exchanged WeWork Partnerships Profits Interest Units. If, on the day that a WeWork Partnerships Profits Interest Units is exchanged, the value of a share of the WeWork Class A Common Stock exceeds the per-unit
distribution threshold for the exchanged WeWork Partnerships Profits Interest Units, then the holder is entitled to receive that difference plus the “preference amount” for the WeWork Partnerships Profits Interest Units (subject to certain downward adjustments for prior distributions by the WeWork Partnership).
Upon the exchange of WeWork Partnerships Profits Interest Units in the WeWork Partnership for shares of WeWork Class B Common Stock or the forfeiture of WeWork Partnerships Profits Interest Units in the WeWork

Partnership, the corresponding shares of WeWork Class C Common Stock will be redeemed. Shares of WeWork Class C Common Stock cannot be transferred other than in connection with the transfer of the corresponding WeWork Partnerships Profits Interest Units in the WeWork Partnership.
The redemption value of the WeWork Partnerships Profits Interest Units in the WeWork Partnership are measured based upon the aggregate redemption value and takes into account the proportion of employee services rendered under the WeWork Partnerships Profits Interest Units vesting provisions. The redemption value will vary from period to period based upon the fair value of the Company and are accounted for as a component of noncontrolling interests within the equity section of the consolidated balance sheet through reclassifications to and from additional-paid-in-capital.
As of June 30, 2021, there were 24,132,575 vested WeWork Partnerships Profits Interest Units outstanding. However, the overall redemption value of outstanding WeWork Partnerships Profits Interest Units and the corresponding noncontrolling interest in the WeWork Partnership was zero as of June 30, 2021 and December 31, 2020, as the fair market value of the Company’s stock as of June 30, 2021 and December 31, 2020, was less than the per-unit
distribution threshold for the outstanding WeWork Partnerships Profits Interest Units. As the fair market value of the Company’s stock increases above the distribution threshold, the WeWork Partnerships Profits Interest Units will be dilutive to the Company’s ownership percentage in the WeWork Partnership.
The following table summarizes the WeWork Partnerships Profits Interest Units activity during the six months ended June 30, 2021:

	Number of WeWork Partnerships Profits Interest Units	Weighted- Average Distribution Threshold	Weighted- Average Preference Amount	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2020	25,168,938	$21.64	$0.47	$—
Granted	—	$—	$—	—
Exchanged/redeemed	—	$—	$—	—
Forfeited/canceled	(1,036,363)	$49.28	$10.92	—

Outstanding, June 30, 2021	24,132,575	$10.08	$10.00	$—

Exercisable, June 30, 2021	24,132,575	$10.08	$10.00	$—

Vested and expected to vest, June 30, 2021	24,132,575	$10.08	$10.00	$—

Vested and exercisable, June 30, 2021	24,132,575	$10.08	$10.00	$—

There were no WeWork Partnerships Profits Interest Units granted during the three and six months ended June 30, 2021, or during the year ended December 31, 2020.
For the three months ended June 30, 2021 and 2020 the Company recorded none and a reduction of $1.3 million, respectively, of stock-based compensation expense related to WeWork Partnerships Profits Interest Units awarded to employees. For the six months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $102.2 million, of which $102.0 million was recorded to restructuring and other related costs, and a reduction of $0.5 million, respectively, related to WeWork Partnerships Profits Interest Units awarded to employees. As of June 30, 2021, there was no unrecognized stock-based compensation expense from outstanding WeWork Partnerships Profits Interest Units.
Stock Options
Service-based Vesting Conditions
The stock options outstanding noted below consist primarily of time-based options to purchase Class A or Class B Common Stock (which, upon issuance of the shares if exercised, which would immediately and automatically be exchanged for the Company’s Class A Common Stock), the majority of which vest over a three to five year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
The following table summarizes the stock option activity during the six months ended June 30, 2021:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2020	34,077,898	$4.74	6.4	$12,534
Granted	—	$—
Exercised	(5,395,515)	$2.17
Forfeited/canceled	(2,411,986)	$6.93
Outstanding, June 30, 2021	26,270,397	$5.05	5.9	$162,428

Exercisable June 30, 2021	18,044,420	$6.21	4.7	$103,098

Vested and expected to vest, June 30, 2021	26,010,655	$5.05	5.9	$162,428

Vested and exercisable, June 30, 2021	18,044,420	$6.21	4.7	$103,098

The weighted average grant date fair value of options granted during the year ended December 31, 2020 were $1.67.
The total intrinsic value of options exercised during the six months ended June 30, 2021 and the year ended December 31, 2020 was 40.0 million and 0.7 million, respectively.
Of the stock options granted during the year ended December 31, 2020, 1,578,681 stock options were valued using the Black-Scholes Model and a single option approach and the remaining 27,112,272 stock options granted had an original exercise price greater than the fair market value of the Company’s common stock on the date of grant and therefore the Company estimated the fair value of these awards using the binomial model.

The assumptions used to value stock options issued during the year ended December 31, 2020, were as follows (these assumptions exclude the options exchange in the 2019 Option Repricing Exchange and 2020 Option Repricing described below and noted in the table above):

December 31, 2020
Fair value of common stock	$2.07 - 2.10
Weighted average expected term (years)	6.22
Weighted average expected volatility	51.0%
Risk-free interest rate	0.30% - 1.02%
Dividend yield	—

For the three months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $3.4 million and $7.5 million, respectively, related to stock options awarded to employees and non-employee
directors. For the six months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $7.3 million and $17.9 million, respectively, related to stock options awarded to employees and non-employee
directors. As of June 30, 2021, the unrecognized stock-based compensation expense from outstanding options awarded to employees and non-employee
directors was approximately $28.7 million, expected to be recognized over a weighted-average period of approximately 2.9 years.
For the three months ended June 30, 2021 and 2020, the Company recorded none and an expense of $0.4 million, respectively, of selling, general and administrative expenses related to stock options awarded to non-employee
contractors for services rendered. For the six months ended June 30, 2021 and 2020, the Company recorded a reversal of $2.3 million and an expense of $0.9 million, respectively, of selling, general and administrative expenses related to stock options awarded to non-employee
contractors for services rendered. The reversal of $2.3 million during the six months ended June 30, 2021 was related to expense previously taken for unvested options that were forfeited. As of June 30, 2021, there was no unrecognized expense related to stock options awarded to contractors.
For the three months ended June 30, 2021 and 2020,
none
and $
0.1
 million, respectively, of expense relating to stock options awarded to non-employees
relating to goods received and services provided was capitalized and recorded as a component of property and equipment on the condensed consolidated balance sheets. For the six months ended June 30, 2021 and 2020, $
0.1
 million and $
0.3
 million, respectively, of expense relating to stock options awarded to non-employees
relating to goods received and services provided was capitalized and recorded as a component of property and equipment on the condensed consolidated balance sheets. As of June 30, 2021, there was no
unrecognized cost related to these stock options.
Service, Performance and Market-based Conditions
During the year ended December 31, 2020, the Company granted to certain employees options to purchase Class A Common Stock containing both service and performance-based vesting conditions, as well as a market-based exercisability condition. These stock options have a ten-year
contractual term. These stock options will be eligible to vest following the achievement of either: (a) a performance-based vesting condition tied to unlevered free cash flow (as defined in the award), (b) or a performance-based vesting condition tied to a capital raise (as defined in the award) or the Company’s Class A Common Stock becoming publicly traded on any national securities exchange and a market condition tied to the Company’s valuation, at three to four distinct threshold levels over a distinct performance period from 2020 through 2024. Stock options that have become eligible to vest will then vest at the end of a three to five-year service period. These stock options are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
During the six months ended June 30, 2021, the Company modified 14.7 million options held by 36 employees to purchase Class A Common Stock containing both service and performance-based vesting conditions (including a market-based vesting condition). The Company modified the market-based condition to be based on the share price of the Company’s Class A Common Stock: (i) after the Company becomes (or becomes a subsidiary of) a publicly traded company with shares traded on the New York Stock Exchange, NASDAQ, or other similar national exchange, by either (a) an initial public offering, or (b) a Public Company Acquisition (as defined in the agreement), or (ii) if the Company’s Class A Common Stock is not publicly traded on any national securities exchange, the share price shall be measured only as of the closing date of a Capital Raise Transaction (as defined in the agreement). The Company applied modification accounting under ASC 718, which resulted in a new measurement of compensation cost, and the original grant-date fair value of the award is no longer used to measure compensation cost for the award. The weighted-average fair value on the new measurement date amounted to $2.64.
The following table summarizes the stock option activity during the six months ended June 30, 2021:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2020	15,562,500	$2.09	9.4	$—
Granted	—	$—
Exercised	—	$—
Forfeited/canceled	(1,950,000)	$2.09
Outstanding, June 30, 2021	13,612,500	$2.09	8.9	$100

Exercisable June 30, 2021	—	$—	—	$—

Vested and expected to vest, June 30, 2021	4,537,500	$2.09	8.9	$33

Vested and exercisable, June 30, 2021	—	$—	—	$—

The fair value of the awards with a performance-based vesting condition was estimated using a two-step
binomial option pricing model to capture the impact of the value the underlying common stock based on the Company’s complex capital structure and the post-vesting exercise behavior of the subject awards, which were captured by applying a suboptimal exercise factor of
2.5-times
the exercise price and post-vesting forfeiture rate of 10 percent.
The fair value of the awards with performance and market-based conditions was estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value is simulated to develop a large number of potential paths of the future equity value. Each path within the simulation includes the measurement of the
90-trading
day average future equity value to

determine whether the market-based conditions are met, and the future value of the award based on applying a sub-optimal
exercise factor of
2.5-times
the exercise price to capture post-vesting, early exercise behavior.
The assumptions used to value the stock options issued during the year ended December 31, 2020 (excluding options exchanged in the 2020 Option Repricing, described below) were as follows:

December 31, 2020
Fair value of common stock	$2.07 - $2.10
Weighted average expected term (years)	5.56
Weighted average expected volatility	50.0%
Risk-free interest rate	0.20% - 0.80%
Dividend yield	— %

The Company recognizes the compensation cost of awards subject to service and performance-based vesting conditions including a market condition using the accelerated attribution method over the requisite service period. For the three months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $0.5 million and $0.8 million, respectively, relating to awards in which any performance conditions are probable of being met. For the six months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $1.0 million and $0.8 million, respectively, relating to awards in which any performance conditions are probable of being met. As of June 30, 2021, the unrecognized stock-based compensation expense from outstanding options for which any performance-based vesting conditions are probable of being met was approximately $7.3 million, expected to be recognized over a weighted-average period of approximately 3.7 years.
Restricted Stock
— Grants of the Company’s restricted stock or restricted stock units consist primarily of time-based awards that are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company. Certain awards contain additional performance-based vesting conditions for vesting described below.
In June 2018, certain former executives of the Company were issued 756,039 shares of restricted Class A Common Stock in exchange for recourse promissory notes with principal balances totaling $20.2 million as of December 31, 2018, included as a component of equity. As of June 30, 2021 and December 31, 2020, there was none included as a component of equity. During the year ended December 31, 2020, the Company forgave loans and interest totaling $12.5 million. During the three months ended December 31, 2019, the Company received cash repayments of principal and interest totaling $1.0 million and the Company forgave loans and interest totaling $7.5 million, with such forgiveness recorded as a component of restructuring and other related costs on the accompanying consolidated statement of operations. These restricted shares were scheduled to vest over a five year period and were subject to repurchase by the Company during the vesting period at the original issue price. The recourse note outstanding as of December 31, 2019, included an interest rate of 2.5% and was originally scheduled to mature in 2027. The loan settled in full during 2019, included an interest rate of 2.9%.
In 2019, certain former executives of the Company were issued 113,638 shares of restricted Class A Common Stock in exchange for recourse promissory notes with principal balances totaling none as of June 30, 2021 and December 31, 2020, included as a component of equity. During the three months ended March 31, 2020, $2.2 million in loans and accrued interest were settled through cash repayments of principal and interest totaling

$1.1 million, the surrendering to the Company of 64,489 Class A Common Stock totaling $0.3 million and the forgiveness of $0.8 million which was recognized as a component of restructuring and other related costs on the accompanying condensed consolidated statements of operations. These restricted shares were scheduled to vest over a five year period and were subject to repurchase by the Company during the vesting period at the original issue price. The loans settled in full during 2020 included interest rates of 2.6%.
During the six months ended June 30, 2021, the Company granted 1,560,000 RSUs (which remained unvested at June 30, 2021) to employees which RSUs may be settled in Class A Common Stock containing both service and performance-based vesting conditions (including a market-based condition). Each RSU represents the right to receive one share of the Company’s Class A Common Stock when fully vested. These RSUs have a seven-year contractual term. These RSUs will be earned following the achievement of either: a performance-based vesting condition tied to operating free cash flow (as defined in the award), or a performance- and market-based vesting condition tied to the share price of the Company’s Class A Common Stock; (i) after the Company becomes (or becomes a subsidiary of) a publicly traded company with shares traded on the New York Stock Exchange, NASDAQ, or other similar national exchange, by either (a) an initial public offering, or a (b) a Public Company Acquisition (as defined in the agreement), or (ii) if the Company’s Class A Common Stock is not publicly traded on any national securities exchange, the share price shall be measured as of the closing date of a Capital Raise Transaction (as defined in the award), at three or four distinct threshold levels, respectively, over a distinct performance period from 2021 through 2024. RSUs that have become earned shall become payable units when the service conditions are met over a three to four-year service period. RSUs that have become payable units as of the date of a Liquidity Event (as defined in the agreement) will vest on the date of such Liquidity Event (as defined in the agreement). If a Liquidity Event (as defined in the agreement) has occurred, any RSUs that has not become earned as of the date of such Liquidity Event (as defined in the agreement) will vest on the date such RSU becomes earned. These RSUs are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
During the six months ended June 30, 2021, the Company granted 1,500,000 RSUs (which remained unvested at June 30, 2021) to an executive which RSUs may be settled in Class A Common Stock containing both service and performance-based vesting conditions. Each RSU represents the right to receive one share of the Company’s Class A Common Stock when fully vested. These RSUs have a seven-year contractual term. These RSUs will be eligible to vest following the achievement of either: (i) the effective date of an initial public offering, (ii) the closing date of a Public Company Acquisition (as defined in the agreement), or (iii) the closing date of a Capital Raise (as defined in the agreement). RSUs that have become eligible to vest will then vest over a three-year service period. RSUs that have become earned as of the date of a Liquidity Event (as defined in the agreement) will vest on the date of such Liquidity Event (as defined in the agreement). If a Liquidity Event (as defined in the agreement) has occurred, any RSUs that has not become earned as of the date of such Liquidity Event (as defined in the agreement) will vest on the date such RSU becomes earned.

The Company reflects restricted stock and restricted stock units as issued and outstanding shares of common stock when vested and when the Class A Common Stock has been delivered to the individual. The following table summarizes the Company’s restricted stock and restricted stock unit activity for the six months ended June 30, 2021:

	Shares	Weighted Average Grant Date Value
Unvested, December 31, 2020	2,819,146	$16.85
Granted	12,972,493	4.12
Vested	(165,434)	10.41
2021 Tender Offer (1)	(594,097)	11.40
Forfeited/canceled	(2,385,153)	4.80

Unvested, June 30, 2021 (2)	12,646,955	$6.37

(1)
As noted in the 2021 Tender Offer section below, during the six months ended June 30, 2021 and in connection with the 2021 Tender Offer, the Company modified the liquidity event condition with respect to 594,097 restricted stock units held by 1,774 grantees, such that those restricted stock units became fully vested immediately prior to the closing of the 2021 Tender Offer.

Refer therein for more details.
(2)
The unvested balance includes (a) 9,586,956 restricted stock units granted, which will vest annually over a three to seven year employment service period, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant, (b) 1,560,000 RSUs as described above, and (c) 1,500,000 RSUs as described above.

The fair value of restricted stock and restricted stock units that vested during the six months ended June 30, 2021 and the year ended December 31, 2020 was $7.2 million and $1.5 million, respectively.
For the three months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $0.1 million and $4.0 million, respectively, related to restricted stock and restricted stock units awarded to employees and non-employee
directors. For the six months ended June 30, 2021 and 2020, the Company recorded total stock-based compensation expense of $1.0 million and $6.1 million, respectively, related to restricted stock and restricted stock units awarded to employees and non-employee
directors. The Company recognizes the compensation cost of awards subject to service-based and performance-based vesting conditions using the accelerated attribution method over the requisite service period if the performance-based vesting conditions are probable of being met. As of June 30, 2021, there was $3.6 million of total unrecognized stock-based compensation expense related to unvested restricted stock and restricted stock units awarded to employees and non-employee
directors expected to be recognized over a weighted-average period of approximately 3.8 years. As of June 30, 2021, the unrecognized stock-based compensation expense from restricted stock and restricted stock units with performance-based vesting conditions issued to employees and non-employee
directors was approximately $67.7 million, which will be recognized only upon the satisfaction of the vesting conditions outlined above.
2020 Tender Offer
— In October 2019, in connection with the SoftBank Transactions, the Company entered into an agreement with SBG pursuant to which, SBWW launched a tender offer in November 2019 to purchase $3.0 billion of the Company’s equity securities (including securities underlying vested options, exercisable warrants and convertible notes) from eligible equity holders of the Company, at a price of $19.19 per share (the “2020 Tender Offer”).
Pursuant to the contract, the 2020 Tender Offer was scheduled to expire in April 2020. The closure of the 2020 Tender Offer was contingent on satisfaction of certain conditions as of the expiration date.

In April 2020, SBWW terminated and withdrew their offer to purchase the equity securities of WeWork Inc. because it asserted the failure of various conditions to its obligations to close the 2020 Tender Offer. The Special Committee, acting in the name of the Company, filed a complaint in the Court of Chancery of the State of Delaware against SBG and SoftBank Vision Fund asserting claims in relation to SBG’s withdrawal of the 2020 Tender Offer. On February 25, 2021, all parties entered into a settlement agreement, the terms of which resolved the litigation. See Note 16 for details regarding the settlement agreement.
During the three and six months ended June 30, 2020 and in connection with the 2020 Tender Offer described below, the Company modified the liquidity event condition with respect to 475,756 restricted stock units (with respect to which the service-based vesting condition had been satisfied) held by
659
grantees, such that those restricted stock units would have become fully vested immediately prior to the closing of the 2020 Tender Offer and settled in Class A Common Stock that would have been able to be tendered in the 2020 Tender Offer. The Company accounted for the modification in accordance with ASC 718 and recognized $1.1 million of incremental compensation cost during the six months ended June 30, 2020.
During the three and six months ended June 30, 2020, the Company recorded none and $8.0 million of additional stock-based compensation expense relating to the 2020 Tender Offer, with none and $1.1 million recorded as a reduction of additional paid in capital. The additional expense was recorded based on management’s assessment of the likely consummation of the 2020 Tender Offer and management’s estimate of the number of shares that would be acquired from employees, former employees and contractors of the Company at a price per share of $19.19, which price was above the fair market value of the shares. As of March 31, 2020, other current liabilities included a balance of $132.5 million relating to the 2020 Tender Offer. In April 2020, SBWW terminated and withdrew their offer to purchase the equity securities of WeWork Inc. as described above. As such, during the three months ended June 30, 2020, the total $132.5 million was reclassified to additional paid in capital.
2021 Tender Offer
— In March 2021, in connection with the Settlement Agreement, as described in Note 16, the Company entered into an agreement with SoftBank pursuant to which, SBWW launched a tender offer to purchase $921.6 million of the Company’s equity securities (including senior preferred stock, acquisition preferred stock and common stock, including shares underlying vested options, exercisable warrants and convertible notes with an exercise or conversion price less than the purchase price, in each case outstanding as of the determination date, and shares subject to certain RSUs with respect to which the service-based vesting condition had been satisfied as of the determination date) from equity holders of the Company, at a price of $19.19 per share (the “2021 Tender Offer”).
During the three months ended March 31, 2021 and in connection with the 2021 Tender Offer, the Company modified the liquidity event condition with respect to 594,097 restricted stock units (with respect to which the service-based vesting condition had been satisfied) held by
1,774
grantees, such that those restricted stock units became fully vested immediately prior to the closing of the 2021 Tender Offer and settled in Class A Common Stock that were able to be tendered in the 2021 Tender Offer. The Company accounted for the modification in accordance with ASC 718 and recognized $2.3 million of incremental compensation cost during the three months ended March 31, 2021.
The tender offer was completed in April 2021 and as a result 5.1 million shares of Class A Common Stock were acquired primarily from employees of the Company at a price per share of $19.19, which resulted in approximately $45.7 million of additional stock-based compensation expense, and $47.0 million recorded as a reduction of additional paid in capital during the three months ended March 31, 2021, and $92.7 million recorded as a liability within other current liabilities on the accompanying condensed consolidated balance sheet as of

March 31, 2021. The additional stock-based compensation expense was recorded as the shares were purchased from employees at a price above the fair market value of the shares. The liability recorded as of March 31, 2021 was resolved through an increase to additional paid in capital in April 2021 upon completion of the tender.
2020 Option Repricing
— In June 2020, the Compensation Committee of the Board of Directors of the Company approved a one-time
repricing of stock options granted during February and March 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. As a result of the Option Repricing, 5,690 grantees exchanged 36,727,519 stock options with an exercise price of $4.00 per share for 36,727,519 stock options with an exercise price of $2.10 per share. The Option Repricing was subject to modification accounting under ASC 718. Modifications to stock-based awards are treated as an exchange of the original award for a new award with total compensation equal to the grant-date fair value of the original award plus any incremental value of the modification. The incremental value is based on the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. In connection with this modification, the Company recorded an incremental stock-based compensation charge of $0.7 million during the six months ended June 30, 2021. As of June 30, 2021, the unrecognized stock-based compensation expense from the modification was approximately $2.1 million, expected to be recognized over a weighted average period of approximately 1.9 years.
2019 Option Repricing
— In November 2019, in connection with and as part of the 2020 Tender Offer, the Board of Directors of the Company approved a one-time
stock exchange offer (the “2019 Option Repricing Exchange”) to permit employees and certain non-employee
service providers to exchange options to purchase shares of the Company’s common stock with a per share exercise price of $4.13 and above (“Eligible Options”) for new options (“Repriced Options”) with a per share exercise price equal to $4.12 in accordance with predetermined exchange ratios ranging from 1:1 to 3:1, based on the exercise price of the Eligible Options. The exchange offer closed, and the Repriced Options were granted, effective on December 31, 2019. As a result of the 2019 Option Repricing Exchange, 4,210 grantees exchanged 15,485,869 Eligible Options with a weighted-average exercise price of $28.49 per share for 5,564,540 Repriced Options with a weighted average exercise price of $4.12 per share.
The 2019 Option Repricing Exchange was also subject to modification accounting under ASC 718.
Total Stock
-
Based Compensation Expense
— The total stock-based compensation expense related to employees and non-employee
directors are reported in the following financial statement line items:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2021	2020	2021	2020
Stock-based compensation included in:
Location operating expenses	$734	$3,287	$9,565	$6,906
Selling, general and administrative expenses	3,560	8,706	48,327	27,912
Restructuring and other related costs	—	10,143	101,982	10,143

Total stock-based compensation expense	$4,294	$22,136	$159,874	$44,961

Stock-Based Awards to
Non-Employees
—
From time to time, the Company issues common stock, restricted stock or stock options to acquire common stock to non-employee
contractors for services rendered. The stock options and shares of common stock granted, vested, exercised, forfeited/canceled during the six months ended June 30, 2021 and 2020 are included in the above tables together with the employee awards.
Stock-Based Awards Issued by Consolidated Variable Interest Entities
— The tables above do not include any grants issued by the Company’s consolidated subsidiaries.
ChinaCo
In April 2017, the Company’s previously consolidated subsidiary, ChinaCo, granted a shareholder, in connection with services to be provided by a consultant affiliated with such shareholder, the right to subscribe to 10,000,000 of ChinaCo’s Class A ordinary shares which were originally scheduled to vest annually over a five year period and had a grant date value of $3.51 per ChinaCo Class A ordinary share. The consultant is also a member of the Company’s and ChinaCo’s Board of Directors; however, the services required per the terms of grant were greater in scope than the individual’s responsibilities as a standard director. As of September 30, 2020, a total of 2.0 million of these shares were vested and issued. On October 2, 2020, pursuant to the ChinaCo Agreement and immediately prior to the ChinaCo Deconsolidation, an additional 2.0 million shares in ChinaCo were issued to the consultant and the remaining 6.0 million unvested ChinaCo ordinary shares were cancelled.
During the three months ended June 30, 2021 and 2020 the Company recorded none and $4.5 million, respectively, of selling, general and administrative expenses, associated with the rights to subscribe to ChinaCo ordinary shares granted to non-employee
contractors for services rendered. During the six months ended June 30, 2021 and 2020 the Company recorded none and $9.0 million, respectively, of selling, general and administrative expenses, associated with the rights to subscribe to ChinaCo ordinary shares granted to non-employee
contractors for services rendered. Prior to the ChinaCo Deconsolidation, this expense was recorded as an increase in the equity allocated to noncontrolling interests on the Company’s consolidated balance sheet.
In November 2018, ChinaCo adopted a long-term equity incentive plan (the “ChinaCo 2018 LTEIP”), authorizing the grant of equity-based awards (including restricted stock units and stock appreciation rights) to ChinaCo employees, officers, directors and consultants. As of September 30, 2020 and December 31, 2019, there was a total of 467,157 and 747,331 respectively, in stock appreciation rights outstanding under the ChinaCo 2018 LTEIP. The ChinaCo Deconsolidation on October 2, 2020 was an Exit Event as defined in the ChinaCo 2018 LTEIP and resulted in the forfeiture of the stock appreciation rights for no consideration as their exercise price was in excess of the implied price per share in the ChinaCo Deconsolidation. As a result of the ChinaCo Deconsolidation, the ChinaCo 2018 LTEIP was terminated and no further awards may be made under the ChinaCo 2018 LTEIP.
PacificCo
In May 2019, PacificCo adopted a long-term equity incentive plan, (the “PacificCo 2019 LTEIP”), authorizing the grant of equity-based awards (including restricted stock units and stock appreciation rights) to its employees, officers, directors and consultants. As of December 31, 2019, there was a total of 2,843,225 stock appreciation rights outstanding under the PacificCo 2019 LTEIP and there were 78,275 stock appreciation rights forfeited during the three months ended March 31, 2020. The PacificCo
Roll-up
transaction completed, in April 2020, was an Exit Event as defined in the PacificCo 2019 LTEIP and resulted in the then-vested stock appreciation rights which were in-the-money
based on the implied price per share in the PacificCo
Roll-up
being settled in cash

totaling payments of $1.3 million. As a result of the completion of the PacificCo
Roll-up,
the PacificCo 2019 LTEIP was terminated and no further awards may be made under the PacificCo 2019 LTEIP. There was no stock-based compensation expense recognized under the PacificCo 2019 LTEIP during the three and six months ended June 30, 2021 and 2020.
JapanCo
In November 2019, JapanCo adopted a long-term equity incentive plan, (the “JapanCo 2019 LTEIP”), authorizing the grant of awards for employee interests (including restricted interest units and interest appreciation rights, collectively “Employee Interests”) to its employees, officers, directors and consultants. The maximum number of Employee Interests that may be granted under the JapanCo’s 2019 LTEIP is 4,210,568. Employee Interests are notional non-voting
membership interests (mochibun) of JapanCo, where 1 Employee Interest shall be treated as equal to a 0.000001 membership interest (mochibun) of Japan. All awards under the JapanCo 2019 LTEIP that vest will be settled in local currency of the participating subsidiary of JapanCo. During the six months ended June 30, 2020, no awards had been granted under the JapanCo 2019 LTEIP. During the three and six months ended June 30, 2021 there were a total of 434,232 interest appreciation rights granted under the JapanCo 2019 LTEIP with a weighted-average exercise price of $4.69 and a weighted-average grant date fair value of $1.84. The fair value of the interest appreciation rights was estimated using a binomial option pricing model that incorporates post-vesting early exercise behavior with a sub-optimal
exercise factor of
2.5-times
the exercise price and a post-vesting forfeiture rate of 10 percent.
Payment in respect of any interest appreciation right is conditioned upon the occurrence of an Exit Event (as defined in the JapanCo 2019 LTEIP). In addition, awards will generally time-vest over a five year
employment service period. Each interest appreciation right entitles the grantee to the increase, if any, from the exercise price (fair market value) to the fair market value at the Exit Event in cash or shares of JapanCo. As of June 30, 2021, there was a total of 1,978,263 interest appreciation rights outstanding under the JapanCo 2019 LTEIP. The unrecognized stock-based compensation expense from outstanding interest appreciation rights awarded under the JapanCo 2019 LTEIP was approximately $4.1 million as of June 30, 2021, which to the extent the other vesting conditions are met, will only be recognized when the Exit Event occurs. As a result, there was no stock-based compensation expense recognized during the three and six months ended June 30, 2021 and 2020 associated with the JapanCo 2019 LTEIP.

Note 22. Stock-Based Compensation
Effective February 4, 2015, the Company adopted an equity-based compensation plan, the 2015 Equity Incentive Plan, as amended (the “2015 Plan”), authorizing the grant of equity-based awards (including stock options, restricted stock and restricted stock units) to its management, employees, non-employee directors and other non-employees.
Following the adoption of the 2015 Plan, no further grants were made under the Company’s original plan adopted in 2013 (the “2013 Plan”). On March 17, 2020, the Company amended and restated the 2015 Plan and the share pool reserved for grant and issuance under the 2015 Plan was amended to 81,786,139 shares of Class A Common Stock and 50,967,800 shares of Class B Common Stock. As of December 31, 2020, there were 22,830,085 shares of Class A Common Stock and 1,530,434 shares of Class B Common Stock and equivalents that remained available for further grants under the 2015 Plan.
WeWork Partnerships Profits Interest Units and Noncontrolling Partnership Interests in the WeWork Partnership
— In July and August 2019, the Company issued 47,346,098 WeWork Partnerships Profits Interest Units in the WeWork Partnership, at a weighted average per-unit
distribution threshold of $52.29 and a weighted-average
per-unit
preference amount of $13.93 and canceled certain existing stock option awards held by the WeWork Partnerships Profits Interest Units grantees. 42,473,167 of the WeWork Partnerships Profits Interest Units were issued to Adam Neumann, with the remainder issued to certain former members of management. The issuance of WeWork Partnerships Profits Interest Units represents a modification of the previously issued stock-options and any excess fair value of the replacement award over the fair value of the original award immediately before modification will be recognized as incremental compensation cost in accordance with ASC 718. Each holder of WeWork Partnerships Profits Interest Units in the WeWork Partnership was also granted one share of the Company’s Class C Common Stock per WeWork Partnerships Profits Interest Units. The WeWork Partnerships Profits Interest Units granted are subject to certain time-based, market-based and/or performance-based vesting conditions.
On September 24, 2019, in connection with the Company’s operational restructuring, Adam Neumann resigned as CEO. Upon resignation, he held 786,540 vested WeWork Partnerships Profits Interest Units. At the time of resignation, it was the expectation of the parties involved that a mutual agreement on the 41,686,627 unvested WeWork Partnerships Profits Interest Units, whose vesting were contingent on Adam Neumann’s continued service as the Company’s CEO, would be renegotiated. Such agreement was not entered into until October 22, 2019 (which agreement became effective on October 30, 2019) in connection with the SoftBank Transactions. As the status of, and vesting conditions applicable to, the original pre-modified
grant were not reflected in a legally binding agreement prior to October 30, 2019, such unvested award was treated for accounting purposes as being forfeited on September 24, 2019 and the modified award described below was accounted for as a new grant in the fourth quarter of 2019.
In October 2019, upon receipt of the $1.5 billion under the 2019 Warrant, the Company modified 786,540 WeWork Partnerships Profits Interest Units held by Adam Neumann which had vested prior to his resignation on September 24, 2019, to reduce the per-unit
distribution threshold from $64.36 to $19.19 and to reduce the per-unit
catch-up
base amount from $38.36 to $19.19. In October 2019, the Company also came to a final agreement with Adam Neumann regarding modification to the remainder of his WeWork Partnerships Profits Interest Units award and determined that (i) 7,685,165 additional WeWork Partnerships Profits Interest Units would be modified to reduce the per-unit
distribution threshold from $64.36 to $19.19, to reduce the
per-unit
catch-up
base amount from $38.36 to $19.19, and to be immediately vested, (ii) 15,609,963 WeWork Partnerships Profits Interest Units would be modified to reduce the per-unit
distribution threshold from $49.28 to

$21.05 and to reduce the
per-unit
catch-up
base amount from $38.36 to $21.05, and to vest monthly over a two year period immediately following a change in control or initial public offering of the Company, contingent on compliance with the restrictive covenants and other obligations set forth in Adam Neumann’s non-competition
and
non-solicitation
agreement and (iii) the remaining 18,391,499 WeWork Partnerships Profits Interest Units were forfeited.
As of December 31, 2020 and 2019, there were 984,547 and 3,645,656, respectively of unvested WeWork Partnerships Profits Interest Units outstanding relating to other members of executive management which all contain time-based vesting conditions and will vest over a period of 7 years.
The economic terms of the WeWork Partnerships Profits Interest Units give the holder an economic interest in the future growth and appreciation of the Company’s business and are intended to replicate, in certain respects, the economics of incentive stock options, while providing more efficient tax treatment for both the Company and the holder.
Holders can also, at the election of the holder, (a) convert their vested WeWork Partnerships Profits Interest Units into WeWork Partnerships Class B Common Units, or (b) exchange (along with the corresponding shares of WeWork Class C Common Stock) their vested WeWork Partnerships Profits Interest Units for (at WeWork Inc.’s election) shares of WeWork Class B Common Stock (which would immediately and automatically be exchanged for WeWork Class A Common Stock) or cash of an equivalent value. When the WeWork Partnership makes distributions to its partners, the holders of vested WeWork Partnerships Profits Interest Units are generally entitled to share in those distributions with the other partners, including the wholly-owned subsidiaries of WeWork Inc. that hold partnership interests, once the aggregate amount of distributions since the WeWork Partnerships Profits Interest Units were issued equals the “aggregate distribution threshold” with respect to those WeWork Partnerships Profits Interest Units. The “aggregate distribution threshold” with respect to any WeWork Partnerships Profits Interest Units issued equals the liquidation value of the WeWork Partnership when such was issued, and such amount was or will be determined based on a valuation of the WeWork Partnership performed by a third-party valuation firm. Once a WeWork Partnerships Profits Interest Units holder is entitled to share in distributions (because prior distributions have been made in an amount equal to the aggregate distribution threshold), the holder is entitled to receive distributions in an amount equal to a “preference amount”, which is a set dollar amount per WeWork Partnerships Profits Interest Units equal to the difference between the WeWork Partnerships Profits Interest Units’
“per-unit
distribution threshold” (which is the
per-profits-interest
equivalent of the aggregate distribution threshold, as determined by a third party valuation firm) and its
“catch-up
base amount”, and thereafter shares pro rata in distributions with other partners in the WeWork Partnership.
Holders can also (a) convert their vested WeWork Partnerships Profits Interest Units into WeWork Partnerships Class B Common Units, or (b) exchange their vested WeWork Partnership Profits Interest Units, together with the corresponding shares of WeWork Class C Common Stock, for shares of the WeWork Class B Common Stock (which would immediately and automatically be exchanged for the WeWork Class A Common Stock) or cash of an equivalent value. Similar to their entitlement to distributions, as described above, holders of vested WeWork Partnerships Profits Interest Units can receive value through such an exchange only to the extent the value of the WeWork Partnership has increased above the aggregate distribution threshold. This is measured by comparing the value of a share of the WeWork Class A Common Stock on the day of exchange to the per-unit
distribution threshold for the exchanged WeWork Partnerships Profits Interest Units. If, on the day that a WeWork Partnerships Profits Interest Units is exchanged, the value of a share of WeWork Class A Common Stock exceeds the per-unit
distribution threshold for the exchanged WeWork Partnerships Profits Interest Units, then the holder is entitled to receive that difference plus the “preference amount” for the WeWork Partnerships Profits Interest Units (subject to certain downward adjustments for prior distributions by the WeWork Partnership).
Upon the exchange of WeWork Partnerships Profits Interest Units in the WeWork Partnership for shares of WeWork Class B Common Stock or the forfeiture of WeWork Partnerships Profits Interest Units in the WeWork

Partnership, the corresponding shares of WeWork Class C Common Stock will be redeemed. Shares of WeWork Class C Common Stock cannot be transferred other than in connection with the transfer of the corresponding WeWork Partnerships Profits Interest Units in the WeWork Partnership.
The redemption value of the WeWork Partnerships Profits Interest Units in the WeWork Partnership are measured based upon the aggregate redemption value and takes into account the proportion of employee services rendered under the WeWork Partnerships Profits Interest Units vesting provisions. The redemption value will vary from period to period based upon the fair value of the Company , whereby the intrinsic value (per-unit fair value is greater than the per-unit distribution threshold) will be reflected as a noncontrolling interest in the equity section of the consolidated balance sheets with a corresponding entry to additional paid-in-capital. The intrinsic value of the WeWork Partnerships Profits Interests will be remeasured each period until the WeWork Partnerships Profits Interests are converted to shares.
As of December 31, 2020, there were 8,574,428 vested WeWork Partnerships Profits Interest Units outstanding. However, the overall redemption value of outstanding WeWork Partnerships Profits Interest Units and the corresponding noncontrolling interest in the WeWork Partnership was zero as of December 31, 2020 and 2019, respectively, as the fair market value of the Company’s stock as of December 31, 2020 and 2019, respectively, was less than the per-unit
distribution threshold for the outstanding WeWork Partnerships Profits Interest Units. As the fair market value of the Company’s stock increases above the distribution threshold, the WeWork Partnerships Profits Interest Units will be dilutive to the Company’s ownership percentage in the WeWork Partnership.
The following table summarizes the WeWork Partnerships Profits Interest Units activity during the year ended December 31, 2020:

	Number of WeWork Partnerships Profits Interest Units	Weighted- Average Distribution Threshold	Weighted- Average Preference Amount	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2019	27,752,323	$24.22	$1.44	$—
Granted	—	$—	$—
Exchanged/redeemed	—	$—	$—
Forfeited/canceled	(2,583,385)	$49.28	$10.92

Outstanding, December 31, 2020	25,168,938	$21.64	$0.47	$—

Exercisable, December 31, 2020	8,574,428	$19.55	$0.13	$—

Vested and expected to vest, December 31, 2020	9,558,975	$22.61	$1.24	$—

Vested and exercisable, December 31, 2020	8,574,428	$19.55	$0.13	$—

There were no WeWork Partnerships Profits Interest Units granted during the year ended December 31, 2020. The weighted-average grant date fair value of WeWork Partnerships Profits Interest Units granted during the year ended December 31, 2019 was $14.92.
The Company estimated the fair value of the WeWork Partnerships Profits Interest Units awards using the Hull-White model and a binomial lattice model in order to apply appropriate weight and consideration of the associated distribution threshold and catch-up
base amount. The Hull-White model requires similar judgmental assumptions as the Black-Scholes Model used for valuing the Company’s stock options.

The assumptions used to value WeWork Partnerships Profits Interest Units issued during the year ended December 31, 2019 were as follows:

December 31, 2019
Fair value of Class B common stock	$ 4.12 - 56.85
Weighted average expected term (years)	5.83
Weighted average expected volatility	40.0%
Risk-free interest rate	1.53% - 1.94%
Dividend yield	—

For the year ended December 31, 2020, and 2019 the Company recorded total stock-based compensation expense of $0.9 million and $15.1 million, respectively, related to WeWork Partnerships Profits Interest Units awarded to employees. As of December 31, 2020, the unrecognized stock-based compensation expense from outstanding WeWork Partnerships Profits Interest Units awarded to employees was approximately $37.5 million expected to be recognized over a weighted-average period of approximately 3.8 years, which includes $22.2 million in performance condition awards that will only be recognized upon the performance condition becoming probable of being met.
See Note 27 for details regarding the February 2021 Settlement Agreement and related amendments to the WeWork Partnerships Profits Interest Units held by Adam Neumann.
Stock Options
Service-based Vesting Conditions
The stock options outstanding noted below consist primarily of time-based options to purchase Class A or Class B Common Stock, the majority of which vest over a three to five year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
The following table summarizes the stock option activity during the year ended December 31, 2020:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2019	24,505,020	$8.42	5.9	$32,648
Granted	28,690,953	$3.89
Granted under Option Repricing (1)	18,699,611	$2.10
Exercised	(133,565)	$2.06
Forfeited/canceled	(18,780,864)	$6.16
Canceled under Option Repricing (1)	(18,903,257)	$4.00

Outstanding, December 31, 2020	34,077,898	$4.74	6.4	$12,534

Exercisable December 31, 2020	18,071,812	$6.09	4.1	$12,884

Vested and expected to vest, December 31, 2020	20,711,145	$7.29	4.6	$12,568

Vested and exercisable, December 31, 2020	18,071,812	$6.09	4.1	$12,522

(1)
In June 2020, the Board of Directors of the Company approved a one-time
repricing (the “Option Repricing”) of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “Option Repricing” below.

The weighted-average grant date fair value of options granted during the years ended December 31, 2020, 2019 and 2018 were $1.67, $16.57 and $11.51, respectively. These amounts exclude options granted in connection with the Option Repricing.
The total intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 was $0.7 million, $156.6 million and $14.9 million, respectively.
Of the stock options granted during the year ended December 31, 2020, 1,578,681 stock options were valued using the Black-Scholes Model and a single option approach and the remaining 27,112,272 stock options granted included an original exercise price greater than the fair market value of the Company’s common stock on the date of grant and therefore the Company estimated the fair value of these awards using the binomial model. The stock options granted during the years ended December 31, 2019 and 2018 were valued using the Black-Scholes Model and a single option approach.
The assumptions used to value stock options issued during the years ended December 31, 2020, 2019 and 2018 were as follows (excluding options exchanged in the Option Repricing, described below):

	December 31,
	2020	2019	2018
Fair value of common stock	$ 2.07 - 2.10	$ 37.44 - 42.88	$ 26.45 - 26.75
Weighted average expected term (years)	6.22	6.41	6.19
Weighted average expected volatility	51.0%	40.0%	40.0%
Risk-free interest rate	0.30% - 1.02%	1.98% - 2.70%	2.41% - 2.99%
Dividend yield	—	—	—

For the years ended December 31, 2020, 2019 and 2018, the Company recorded total stock-based compensation expense of $28.2 million, $74.2 million and $44.3 million, respectively, related to stock options awarded to employees and non-employee
directors. As of December 31, 2020, the unrecognized stock-based compensation expense from outstanding options awarded to employees and non-employee
directors was approximately $40.5 million, expected to be recognized over a weighted-average period of approximately 3.1 years.
For the years ended December 31, 2020, 2019 and 2018, the Company recorded $1.7 million, $2.2 million and $3.0 million, respectively, of selling, general and administrative expenses related to stock options awarded to non-employee
contractors for services rendered. As of December 31, 2020, there was $4.1 million of total unrecognized expense related to stock options awarded to non-employee
contractors expected to be recognized over a weighted-average period of approximately 2.5 years.
For the years ended December 31, 2020, 2019 and 2018, $0.4 million, $1.1 million and $1.1 million respectively, of expense relating to stock options awarded to non-employees
relating to goods received and services provided was capitalized and recorded as a component of property and equipment on the accompanying consolidated balance sheets. As of December 31, 2020, there was $0.1 million of total unrecognized cost related to these stock options expected to be recognized over a weighted-average period of approximately 0.3 years.
Early Exercise of Stock Options
The Company allows certain employees and directors to exercise stock options granted under the 2013 Plan and 2015 Plan prior to vesting. The shares received as a result of the early exercise of unvested stock options are subject to a repurchase right by the Company at the original exercise price for a period equal to the original vesting period.
During 2014, certain individuals early exercised stock options prior to vesting; however, in lieu of the cash consideration required to exercise the stock options, these individuals each provided a 1.9% interest bearing recourse note, for an aggregate of $2.7 million as of December 31, 2018, included as a component of equity, and were fully settled as of December 31, 2019. The notes were originally scheduled to mature in November 2023. As a result of the early exercises, the individuals received shares of restricted Class B Common Stock which were scheduled to vest over a specified period of time (which period of time was consistent with the original vesting schedule of the stock options grant). The restricted Class B Common Stock was subject to repurchase at the original exercise price by the Company over the original vesting term. During the year ended December 31, 2019, $1.1 million of the loans were forgiven and the Company recognized the forgiveness amount as a component of selling, general and administrative expense and the remaining $1.6 million was repaid.
During 2019, Adam Neumann early exercised stock options prior to vesting; however, in lieu of the cash consideration required to exercise the stock options, he was provided a $362.1 million interest bearing recourse note that the Company accounted for as in-substance
non-recourse.
The note bore an interest rate of 2.9%. As a result of the early exercise, Adam Neumann received shares of restricted Class B Common Stock which were scheduled to vest over a specified period of time consistent with the original vesting schedule of the stock option grant. Each restricted Class B Common Stock was subject to repurchase at the original exercise price by the Company over the original vesting term. The note was scheduled to mature in April 2029 and was previously included as a component of equity. In August 2019 Adam Neumann surrendered 9,438,483 shares received upon his early exercise in satisfaction of the loan plus accrued interest receivable by the Company in the amount of approximately $365.4 million.
Service, Performance and Market-based Conditions
During the year ended December 31, 2020, the Company granted to employees options to purchase Class A Common Stock containing both service and performance-based vesting conditions (including a market-based vesting condition). These stock options have a ten-year
contractual term. These stock options will be eligible to vest following the achievement of either: a performance-based vesting condition tied to unlevered free cash flow (as defined in the award), or a performance- and market-based vesting condition tied to the valuation of the Company in a capital raise (as defined in the award) or based on the value of the Company’s Class A Common Stock after becoming publicly traded on any national securities exchange, at four distinct threshold levels over a distinct performance period from 2020 through 2024. Stock options that have become eligible to vest as a result of achievement of the performance metric(s) will then vest at the end of a three to five-year service period. These stock options are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.

The following table summarizes the stock option activity during the year ended December 31, 2020:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2019	—	$—	—	$—
Granted	27,262,500	$3.55
Granted under Option Repricing (1)	18,225,000	$2.10
Exercised	—	$—
Forfeited/canceled	(11,700,000)	$2.53
Canceled under 2020 Option Repricing (1)	(18,225,000)	$4.00

Outstanding, December 31, 2020	15,562,500	$2.09	9.4	$—

Exercisable December 31, 2020	—	$—	—	$—

Vested and expected to vest, December 31, 2020	5,187,500	$2.09	9.4	$—

Vested and exercisable, December 31, 2020	—	$—	—	$—

(1)
In June 2020, the Board of Directors of the Company approved a one-time
repricing of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “2020 Option Repricing” below.

The weighted-average grant date fair value of options granted during the year ended December 31, 2020 was $1.59. The amount excludes options granted in connection with the Option Repricing.
The fair value of the awards with a performance-based vesting condition was estimated using a two-step binomial option pricing model to capture the impact of the value the underlying common stock based on the Company’s complex capital structure and the post-vesting exercise behavior of the subject awards, which were captured by applying a suboptimal exercise factor of
2.5-times
the exercise price and post-vesting forfeiture rate of 10 percent.
The fair value of the awards with performance and market-based conditions was estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value is simulated to develop a large number of potential paths of the future equity value. Each path within the simulation includes the measurement of the
90-trading
day average future equity value to determine whether the market-based conditions are met, and the future value of the award based on applying a sub-optimal
exercise factor of
2.5-times
the exercise price to capture post-vesting, early exercise behavior.

The assumptions used to value the stock options issued during the year ended December 31, 2020 (excluding options exchanged in the Option Repricing, described below) were as follows:

December 31, 2020
Fair value of common stock	$2.07 -$2.10
Weighted average expected term (years)	5.56
Weighted average expected volatility	50.0%
Risk-free interest rate	0.20% - 0.80%
Dividend yield	—%

The Company recognizes the compensation cost of awards subject to service-based and performance-based vesting conditions using the accelerated attribution method over the requisite service period if the performance-based vesting conditions are probable of being met. For the year ended December 31, 2020, the Company recorded total stock-based compensation expense of $1.1 million relating to awards in which any performance conditions are probable of being met. As of December 31, 2020, the unrecognized stock-based compensation expense from outstanding options for which any performance-based vesting conditions are probable of being met was approximately $8.2 million, expected to be recognized over a weighted-average period of approximately 4.2 years.
Restricted Stock
— Grants of the Company’s restricted stock or restricted stock units consist primarily of time-based awards that are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company. Certain awards contain additional performance-based vesting conditions for vesting described below.
During 2015, certain executives of the Company were issued 440,864 shares of restricted Class A Common Stock and 500,000 shares of restricted Class B Common Stock in exchange for recourse promissory notes with principal balances totaling $6.2 million and $5.6 million as of December 31, 2017 and 2018, respectively, included as a component of equity, and were fully settled as of December 31, 2019. These restricted shares were scheduled to vest primarily over a five year
period. The recourse notes included interest rates ranging from 1.6% to 1.8% and had original maturities of approximately nine years. In addition, during 2015 one of the officers also paid $0.7 million for another 90,000 shares of restricted Class B Common Stock, of which 45,000 shares vested immediately and the remainder vested ratably over the 13th month through the 36th month period from the date of acquisition or exercise. As of December 31, 2018, the full 90,000 shares were vested. During the year ended December 31, 2018, the Company forgave $0.6 million of principal balance of the recourse promissory notes and recognized the forgiveness amount as a component of selling, general and administrative expense during the fourth quarter of 2018. During the year ended December 31, 2019, the remaining $5.2 million loan and accrued interest was forgiven with $3.3 million included as a component of location operating expenses and $1.9 million included as a component of selling, general and administrative expense on the consolidated statement operations.
In June 2018, certain executives of the Company were issued 756,039 shares of restricted Class A Common Stock in exchange for recourse promissory notes with principal balances totaling $20.2 million as of December 31, 2018, included as a component of equity. As of December 31, 2020 and 2019 there was none and $11.8 million, respectively included as a component of equity. During the year ended December 31, 2020, the Company forgave loans and interest totaling $12.5 million. During the three months ended December 31, 2019, the Company received cash repayments of principal and interest totaling $1.0 million and the Company forgave loans and interest totaling $7.5 million, with such forgiveness recorded as a component of restructuring and other related costs on the accompanying consolidated statement of operations. These restricted shares were scheduled to vest over a five year period and were subject to repurchase by the Company during the vesting period at the original issue price. The recourse note outstanding as of December 31, 2019 included an interest rate of 2.5% and was originally scheduled to mature in 2027. The loan settled in full during 2019, included an interest rate of 2.9%.
In 2019, certain executives of the Company were issued 113,638 shares of restricted Class A Common Stock in exchange for recourse promissory notes with principal balances totaling none and $2.2 million as of December 31, 2020 and 2019, respectively, and included as a component of equity. During the three months ended March 31, 2020, $
2.2
 million in loans and accrued interest were settled through cash repayments of principal and interest totaling $1.1 million, the surrendering to the Company of 64,489 Class A Common Stock totaling $0.3 million and the forgiveness of $0.8 million which was recognized as a component of restructuring and other related costs on the accompanying consolidated statements of operations. These restricted shares were scheduled to vest over a five year period and were subject to repurchase by the Company during the vesting period at the original issue price. The loans settled in full during 2020 included interest rates of 2.6%.
The Company reflects restricted stock and restricted stock units as issued and outstanding shares of common stock when vested and when the Class A Common Stock or Class B Common Stock has been delivered to the individual. The following table summarizes the Company’s restricted stock and restricted stock unit activity for the year ended December 31, 2020:

	Shares	Weighted Average Grant Date Value
Unvested, December 31, 2019	6,683,555	$18.55
Granted	47,158	3.72
Vested (1)	(503,898)	23.48
Forfeited/canceled	(3,407,669)	19.03

Unvested, December 31, 2020 (2)	2,819,146	$16.85

(1)
Includes 160,200 restricted stock units which vested in the year ended December 31, 2020, however the underlying common shares have not been issued to the individual. As of December 31, 2020, a total of 670,244 shares representing $14.5 million was included as a component of additional paid-in
capital on the accompanying balance sheet relating to previously vested restricted stock units that have not been settled.

(2)
The unvested balance includes (a) 158,048 restricted stock and restricted stock units that will vest over their remaining service period, and (b) 2,661,098 restricted stock units granted, which will vest annually over a three to seven year employment service period or upon the satisfaction of specified performance-based vesting conditions, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant.

The fair value of restricted stock that vested during the years ended December 31, 2020, 2019 and 2018 was $1.5 million, $4.4 million and $29.3 million, respectively.
For the years ended December 31, 2020, 2019 and 2018, the Company recorded total stock-based compensation expense of $8.3 million, $11.0 million and $14.7 million respectively, related to restricted stock and restricted stock units awarded to employees and non-employee
directors. As of December 31, 2020, there was $2.8 million of total unrecognized stock-based compensation expense related to unvested restricted stock and restricted stock units awarded to employees and non-employee
directors expected to be recognized over a weighted-average period of approximately 0.8 years. As of December 31, 2020, the unrecognized stock-based compensation expense from restricted stock and restricted stock units with performance-based vesting conditions issued to employees and non-employee
directors was approximately $43.8 million, which will be recognized only upon the satisfaction of the vesting conditions within ten years from the date of grant.
During the three months ended March 31, 2020 and in connection with the 2020 Tender Offer described below, the Company modified the liquidity event condition with respect to 475,756 restricted stock units held by 659 grantees, such that those restricted stock units would have become vested immediately prior to the closing of the 2020 Tender Offer and settled in Class A Common Stock that would have been able to be tendered in the 2020 Tender Offer. The Company accounted for the modification in accordance with ASC 718 and recognized $1.1 million of incremental compensation cost during the year ended December 31, 2020.
2019 Tender Offer
— In January 2019, and in connection with the original agreements for the 2019 Warrant, the Company entered into an agreement with SBWW where SBWW agreed to launch a tender offer to purchase up to $1 billion of the Company’s equity securities (including securities underlying vested options, exercisable warrants and convertible notes) from equity holders of the Company (the “2019 Tender Offer”).
The 2019 Tender Offer was completed in April 2019 and as a result 4.9 million shares of common stock were acquired primarily from employees of the Company at a price per share of $54, which resulted in approximately $136.0 million of additional stock-based compensation expense during the year ended December 31, 2019, and $0.5 million of capitalized stock-based compensation charges during the year ended December 31, 2019. The additional stock-based compensation expense was recorded as the shares were purchased from employees at a price above the fair market value of the shares. The majority of the additional compensation expense associated with the 2019 Tender Offer was incurred during the three months ended March 31, 2019, at which point a liability was recorded as of March 31, 2019 that was resolved through an increase to additional paid in capital upon completion of the tender in April 2019.
2020 Tender Offer
— In October 2019, in connection with the SoftBank Transactions, the Company entered into an agreement with SBG pursuant to which, SBWW launched a tender offer in November 2019 to purchase $3.0 billion of the Company’s equity securities (including securities underlying vested options, exercisable warrants and convertible notes) from eligible equity holders of the Company, at a price of $19.19 per share (the “2020 Tender Offer”).
Pursuant to the contract, the 2020 Tender Offer was scheduled to expire in April 2020. The closure of the 2020 Tender Offer was contingent on satisfaction of certain conditions as of the expiration date.
In April 2020, SBWW terminated and withdrew their offer to purchase the equity securities of WeWork Inc. because it asserted the failure of various conditions to its obligations to close the 2020 Tender Offer. The Special Committee, acting in the name of the Company, filed a complaint in the Court of Chancery of the State of Delaware against SBG and SoftBank Vision Fund (AIV M1) L.P. asserting claims in relation to SBG’s withdrawal of the 2020 Tender Offer. On February 25, 2021, the parties entered into a settlement agreement, the terms of which, when completed, resolved the litigation. See Note 27 for details regarding the February 25, 2021 settlement agreement.
During the years ended December 31, 2020 and 2019, the Company recorded $8.0 million and $112.8 million respectively, of additional stock-based compensation expense relating to the 2020 Tender Offer, with $1.1 million and $10.6 million, respectively recorded as a reduction of additional paid in capital. The additional expense was recorded based on management’s assessment of the likely consummation of the 2020 Tender Offer and management’s estimate of the number of shares that would be acquired from employees, former employees and contractors of the Company at a price per share of $19.19, which price was above the fair market value of the shares. As of March 31, 2020, other current liabilities included a balance of $132.5 million relating to the 2020 Tender Offer. In April 2020, SBWW terminated and withdrew their offer to purchase the equity securities of WeWork Inc. as described above. As such, during the three months ended June 30, 2020, the total $132.5 million was reclassified to additional paid in capital.
2020 Option Repricing
— In June 2020, the Compensation Committee of the Board of Directors of the Company approved a one-time
repricing of stock options granted during February and March 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share (the “2020 Option Repricing”). As a result of the 2020 Option Repricing, 5,690 grantees exchanged 36,727,519 stock options with an exercise price of $4.00 per share for 36,727,519 stock options with an exercise price of $2.10 per share. The 2020 Option Repricing was subject to modification accounting under ASC 718. Modifications to stock-based awards are treated as an exchange of the original award for a new award with total compensation equal to the grant-date fair value of the original award plus any incremental value of the modification. The incremental value is based on the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. In connection with this modification, the Company recorded incremental stock-based compensation expense of $1.3 million during the year ended December 31, 2020. As of December 31, 2020, the unrecognized stock-based compensation expense from the modification was approximately $3.3 million, expected to be recognized over a weighted average period of approximately 2.3 years.
2019 Option Repricing
— In November 2019, in connection with and as part of the 2020 Tender Offer, the Board of Directors of the Company approved a one-time
stock exchange offer (the “2019 Option Repricing Exchange”) to permit employees and non-employee
directors to exchange options to purchase shares of the Company’s common stock with a per share exercise price of $4.13 and above (“Eligible Options”) for new options (“Repriced Options”) with a per share exercise price equal to $4.12 in accordance with predetermined exchange ratios ranging from 1:1 to 3:1, based on the exercise price of the Eligible Options. The exchange offer closed, and the Repriced Options were granted, effective on December 31, 2019. As a result of the 2019 Option Repricing Exchange, 4,210 grantees exchanged 15,485,869 Eligible Options with a weighted-average exercise price of $28.49 for 5,564,540 Repriced Options with a weighted average exercise price of $4.12.
The 2019 Option Repricing Exchange was also subject to modification accounting under ASC 718. In connection with this modification, the Company recorded incremental stock-based compensation expense of $0.7 million and $2.5 million during the years ended December 31, 2020 and 2019. As of December 31, 2020, the unrecognized stock-based compensation expense from the modification was approximately $0.8 million, expected to be recognized over a weighted-average period of approximately 3.6 years.
Total Stock-Based Compensation Expense
— The total stock-based compensation expense related to employees and non-employee
directors are reported in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Stock-based compensation included in:
Location operating expenses	$8,975	$46,135	$22,368
Selling, general and administrative expenses	41,783	300,612	47,032
Restructuring and other related costs	12,018	12,222	—

Total stock-based compensation expense	$62,776	$358,969	$69,400

Stock-Based Awards to
Non-Employees
—
From time to time, the Company issues common stock, restricted stock or stock options to acquire common stock to non-employee
contractors for services rendered. The stock options and shares of common stock granted, vested, exercised, forfeited/canceled during the year ended December 31, 2020 are included in the above tables together with the employee awards.
Stock-Based Awards Issued by Consolidated Variable Interest Entities
— The tables above do not include any grants issued by the Company’s consolidated subsidiaries.
ChinaCo
In April 2017, the Company’s previously consolidated subsidiary, ChinaCo, granted a shareholder, in connection with services to be provided by a consultant affiliated with such shareholder, the right to subscribe to 10,000,000 of ChinaCo’s Class A ordinary shares which were originally scheduled to vest annually over a five year period and had a grant date value of $3.51 per ChinaCo Class A ordinary share. The consultant is also a member of the Company’s and ChinaCo’s Board of Directors; however, the services required per the terms of grant were greater in scope than the individual’s responsibilities as a standard director. As of September 30, 2020, a total of 2.0 million of these shares were vested and issued. On October 2, 2020, pursuant to the ChinaCo Agreement and just prior to the ChinaCo Deconsolidation, an additional 2.0 million shares in ChinaCo were issued to the consultant and the remaining 6.0 million unvested ChinaCo ordinary shares were cancelled.
During the years ended December 31, 2020, 2019, and 2018 the Company recorded $6.1 million, $18.0 million and $14.4 million, respectively, of selling, general and administrative expenses, associated with the rights to subscribe to ChinaCo ordinary shares granted to non-employee
contractors for services rendered. Prior to the ChinaCo Deconsolidation, this expense was recorded as an increase in the equity allocated to noncontrolling interests on the Company’s consolidated balance sheet.
In November 2018, ChinaCo adopted a long-term equity incentive plan (the “ChinaCo 2018 LTEIP”), authorizing the grant of equity-based awards (including restricted stock units and stock appreciation rights) to ChinaCo employees, officers, directors and consultants. As of September 30, 2020 and December 31, 2019, there was a total of 467,157 and 747,331 respectively, in stock appreciation rights outstanding under the ChinaCo 2019 LTEIP. The ChinaCo Deconsolidation on October 2, 2020 was an Exit Event as defined in the ChinaCo 2018 LTEIP and resulted in the forfeiture of the stock appreciation rights for no consideration as their exercise price was in excess of the implied price per share in the ChinaCo Deconsolidation. As a result of the ChinaCo Deconsolidation, the ChinaCo 2018 LTEIP was terminated and no further awards may be made under the ChinaCo 2018 LTEIP. No stock-based compensation expense was recognized during the years ended December 31, 2020 and 2019 prior to the ChinaCo Deconsolidation on October 2, 2020.
PacificCo
In May 2019, PacificCo adopted a long-term equity incentive plan, (the “PacificCo 2019 LTEIP”), authorizing the grant of equity-based awards (including restricted stock units and stock appreciation rights) to its employees, officers, directors and consultants. As of December 31, 2019 there was a total of 2,843,225 stock appreciation rights outstanding under the PacificCo 2019 LTEIP and there were 78,275 stock appreciation rights forfeited during the three months ended March 31, 2020. The PacificCo
Roll-up
transaction completed, in April 2020, was an Exit Event as defined in the PacificCo 2019 LTEIP and resulted in the then-vested stock appreciation rights which were in-the-money
based on the implied price per share in the PacificCo
Roll-up
being settled in cash totaling payments of $1.3 million. As a result of the completion of the PacificCo
Roll-up,
the PacificCo 2019

LTEIP was terminated, the Company recognized $11.4 million in stock-based compensation expense during the year ended December 31, 2020 and no further awards may be made under the PacificCo 2019 LTEIP. No expense was recognized during the year ended December 31, 2019.
JapanCo
In November 2019, JapanCo adopted a long-term equity incentive plan, (the “JapanCo 2019 LTEIP”), authorizing the grant of awards for employee interests (including restricted interest units and interest appreciation rights, collectively “Employee Interests”) to its employees, officers, directors and consultants. The maximum number of Employee Interests that may be granted under the JapanCo’s 2019 LTEIP is 4,210,568. Employee Interests are notional non-voting
membership interests (mochibun) of JapanCo, where 1 Employee Interest shall be treated as equal to a 0.000001 membership interest (mochibun) of Japan. All awards under the JapanCo 2019 LTEIP that vest will be settled in local currency of the participating subsidiary of JapanCo. During the year ended December 31, 2020, there were a total of 1,762,919 interest appreciation rights granted under the JapanCo 2019 LTEIP with a weighted-average exercise price of $5.16 and a weighted-average grant date fair value of $1.92. The fair value of the interest appreciation rights was estimated using a binomial option pricing model that incorporates post-vesting early exercise behavior with a sub-optimal
exercise factor of
2.5-times
the exercise price and a post-vesting forfeiture rate of 10 percent.
Payment in respect of any interest appreciation right is conditioned upon the occurrence of an Exit Event (as defined in the JapanCo 2019 LTEIP). In addition, awards will generally time-vest over a five year employment service period. Each interest appreciation right entitles the grantee to the increase, if any, from the exercise price (fair market value) to the fair market value at the Exit Event in cash or shares of JapanCo. As of December 31, 2020 there was a total of 1,703,665 interest appreciation rights outstanding under the JapanCo 2019 LTEIP and there were 59,254 interest appreciation rights forfeited during the year ended December 31, 2020. The unrecognized stock-based compensation expense from outstanding interest appreciation rights awarded under the JapanCo 2019 LTEIP was approximately $3.3 million as of December 31, 2020, which to the extent the other vesting conditions are met, will only be recognized when the Exit Event occurs. As a result, there was no stock-based compensation expense recognized during the years ended December 31, 2020 and 2019 associated with the JapanCo 2019 LTEIP.